FINANCING OBLIGATION, SALE-LEASEBACK (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current portion	$ 6,813,055
Non-current portion	13,025,260
Cinda Financial Leasing Co, Ltd. [Member]
Current portion	6,813,055
Non-current portion	13,025,260
Additional information:
Maximum balance outstanding during the year	21,474,470
Interest expense	$ 341,738
Interest rate per year	6.4575%